Note 6 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Note 6 - Other operating income and expenses
Disclosure of detailed information about other operating income and expenses [text block]
	Year ended December 31,
	2024	2023	2022
Other operating income
Results from sundry assets	10,529	10,960	28,161
Net rents	4,417	4,702	5,084
Reclassification of currency translation adjustment reserve	-	878	71,252
Bargain purchase gain	2,212	3,162	-
Result on sale of Venezuela awards	-	33,341	-
Other income	43,492	-	-
	60,650	53,043	104,497
Other operating expenses
Contributions to welfare projects and non-profit organizations	(17,657)	(15,538)	(13,668)
Allowance for doubtful receivables	(546)	(107)	(346)
Securities Exchange Commission investigation settlement	-	-	(78,100)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	(107,215)	-	-
Other expense	-	(1,628)	(12,595)
	(125,418)	(17,273)	(104,709)

Other operating income and expenses, net	(64,768)	35,770	(212)